PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 3.3%
27,094
(1)(2)
AST SpaceMobile, Inc.
$ 2,145,574
0.3
41,800
(1)
Reddit, Inc. - Class A
6,094,858
1.0
189,548
(1)
Roblox Corp. - Class A
13,014,366
2.0
21,254,798
3.3
Consumer Discretionary : 21.5%
28,964
(1)
Burlington Stores, Inc.
8,888,183
1.4
15,060
(1)
Carvana Co.
5,032,450
0.8
226,607
(1)
Coupang, Inc.
4,323,662
0.7
11,656
Domino's Pizza, Inc.
4,691,656
0.7
166,532
(1)
Dutch Bros, Inc.
- Class A
8,927,780
1.4
70,104  Hilton Worldwide
Holdings, Inc.
21,857,025
3.4
157,291
(1)
On Holding AG - Class
A
7,310,886
1.1
87,676  Royal Caribbean
Cruises Ltd.
27,263,729
4.2
75,873
(1)(2)
SharkNinja, Inc.
9,322,515
1.4
68,830
Tapestry, Inc.
10,701,000
1.6
27,455
Texas Roadhouse, Inc.
5,020,696
0.8
269,657
Tractor Supply Co.
13,979,019
2.2
31,305
Williams-Sonoma, Inc.
6,437,873
1.0
20,125
Wingstop, Inc.
5,222,639
0.8
138,979,113
21.5
Consumer Staples : 2.3%
133,861
(1)
Celsius Holdings, Inc.
7,176,288
1.1
61,512
(1)
Dollar Tree, Inc.
7,780,038
1.2
14,956,326
2.3
Energy : 3.3%
34,753  Chesapeake Energy
Corp.
3,750,544
0.6
33,175
Targa Resources Corp.
7,822,665
1.2
122,413
TechnipFMC PLC
8,117,206
1.2
3,249  Texas Pacific Land
Corp.
1,703,418
0.3
21,393,833
3.3
Financials : 8.2%
55,397
(1)
Affirm Holdings, Inc.
2,602,551
0.4
37,733
Assurant, Inc.
8,663,119
1.3
132,053
Lazard, Inc.
6,681,882
1.0
27,858  LPL Financial
Holdings, Inc.
8,367,986
1.3
66,818
(1)
Robinhood Markets,
Inc. - Class A
5,068,145
0.8
331,182  Rocket Cos., Inc.
- Class A
6,024,201
0.9
84,779
Stifel Financial Corp.
6,277,848
1.0
91,617
Synchrony Financial
6,331,651
1.0
115,291
(1)
Toast, Inc. - Class A
3,148,597
0.5
53,165,980
8.2
Health Care : 15.1%
60,223
Alcon, Inc.
5,250,241
0.8
26,008
(1)
Align Technology, Inc.
4,944,121
0.8
33,966
(1)
Alnylam
Pharmaceuticals, Inc.
11,307,961
1.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
74,856  AmerisourceBergen
Corp.
$ 27,856,912
4.3
25,330
(1)
IDEXX Laboratories,
Inc.
16,634,971
2.6
20,665
(1)
Insmed, Inc.
3,085,905
0.5
13,180
(1)
Natera, Inc.
2,741,967
0.4
31,797
Quest Diagnostics, Inc.
6,738,102
1.0
27,745
(1)
Repligen Corp.
3,571,614
0.6
15,940
(1)
Veeva Systems, Inc.
- Class A
2,901,239
0.4
74,371
(1)
Vera Therapeutics, Inc.
3,033,593
0.5
88,414
(1)
Viridian Therapeutics,
Inc.
2,597,603
0.4
23,099
(1)
Waters Corp.
7,377,359
1.1
98,041,588
15.1
Industrials : 24.7%
34,767  Applied Industrial
Technologies, Inc.
9,824,459
1.5
22,332
(1)
Axon Enterprise, Inc.
12,112,877
1.9
13,428  Comfort Systems USA,
Inc.
19,193,580
3.0
19,247
(1)
Dycom Industries, Inc.
8,084,125
1.2
38,772
HEICO Corp.
12,386,103
1.9
113,585  Howmet Aerospace,
Inc.
29,819,470
4.6
104,515
(1)
Kratos Defense &
Security Solutions, Inc.
9,007,103
1.4
194,999
Leonardo DRS, Inc.
8,461,007
1.3
56,443
(1)
Rocket Lab Corp.
3,900,211
0.6
13,755
(1)
Saia, Inc.
5,576,139
0.8
108,570  Vertiv Holdings Co.
- Class A
27,673,407
4.3
12,252
WW Grainger, Inc.
14,025,232
2.2
160,063,713
24.7
Information Technology : 15.5%
27,664
(1)
Astera Labs, Inc.
3,287,313
0.5
99,543
(1)
Cloudflare, Inc. - Class
A
17,140,309
2.6
17,251
(1)
Coherent Corp.
4,466,802
0.7
108,953
(1)
Core Scientific, Inc.
1,848,933
0.3
6,332
(1)
Crowdstrike Holdings,
Inc. - Class A
2,355,377
0.4
62,450
(1)
Datadog, Inc. - Class A
6,991,902
1.1
2,651
(1)
Fair Isaac Corp.
3,736,213
0.6
178,803
(1)
MaxLinear, Inc.
3,116,536
0.5
10,609
(1)
MongoDB, Inc.
3,484,738
0.5
17,487  Monolithic Power
Systems, Inc.
19,983,095
3.1
34,477
(1)
Onto Innovation, Inc.
7,443,240
1.1
39,701
(1)
Rambus, Inc.
3,956,602
0.6
50,201
(1)
Rubrik, Inc. - Class A
2,608,444
0.4
135,768
(1)
Samsara, Inc. - Class
A
3,923,695
0.6
10,172
(1)
SiTime Corp.
4,047,235
0.6
43,209
(1)
Snowflake, Inc. - Class
A
7,276,828
1.1
29,868
(1)
Synaptics, Inc.
2,433,047
0.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya MidCap Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
16,081
(1)
Zscaler, Inc.
$ 2,363,746
0.4
100,464,055
15.5
Materials : 1.3%
27,176
Vulcan Materials Co.
8,424,560
1.3
Real Estate : 1.5%
47,129
Welltower, Inc.
9,761,358
1.5
Utilities : 2.8%
104,744
Vistra Corp.
18,213,934
2.8
Total Common Stock
(Cost $561,681,498)
644,719,258
99.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Repurchase Agreements : 0.6%
1,000,000
(3)
Bank of Montreal,
Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $1,000,301,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
5.000%, Market Value
plus accrued interest
$1,020,000, due
10/01/52-10/01/54)
1,000,000
0.1
236,050
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $236,121,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
4.350%, Market
Value plus accrued
interest $240,771, due
07/15/26-11/15/50)
236,050
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
687,000
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
02/27/2026, 3.670%,
due 03/02/2026
(Repurchase
Amount $687,207,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.125%-
7.000%, Market
Value plus accrued
interest $700,740, due
12/01/29-02/01/56)
$ 687,000
0.1
1,000,000
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $1,000,301,
collateralized
by various U.S.
Government Agency
Obligations, 5.000%-
6.000%, Market Value
plus accrued interest
$1,020,010, due
01/20/53-12/01/55)
1,000,000
0.2
1,000,000
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
02/27/2026, 3.770%,
due 03/02/2026
(Repurchase
Amount $1,000,310,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,016,620, due
04/15/28-02/15/55)
1,000,000
0.2
Total Repurchase
Agreements
(Cost $3,923,050)
3,923,050
0.6

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.6%
3,685,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $3,685,000) $ 3,685,000 0.6
Total Short-Term
Investments
(Cost $7,608,050)
$ 7,608,050
1.2
Total Investments in
Securities
(Cost $569,289,548) $ 652,327,308 100.7
Liabilities in Excess
of Other Assets (4,270,978) (0.7)
Net Assets $ 648,056,330 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 28, 2026.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 644,719,258 $ — $ — $ 644,719,258
Short-Term Investments 3,685,000 3,923,050 — 7,608,050
Total Investments, at fair value $ 648,404,258 $ 3,923,050 $ — $ 652,327,308
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 118,214,619
Gross Unrealized Depreciation (35,176,859)
Net Unrealized Appreciation $ 83,037,760